INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current
Borrowings	$ 113,520,778	$ 107,639,659
Corporate bonds	49,749,398	35,547,510
Non-current
Borrowings	31,517,348	60,670,946
Corporate bonds	21,202,548	50,007,680
Amortized cost
Current
Corporate bonds	49,749,398	35,547,510
Non-current
Corporate bonds	21,202,548	50,007,680
Fair value
Current
Corporate bonds	49,192,118	34,725,828
Non-current
Corporate bonds	20,670,511	47,014,542
Bank borrowings
Current
Borrowings	52,942,957	61,303,952
Non-current
Borrowings	10,314,800	10,663,266
Bank borrowings | Amortized cost
Current
Borrowings	52,942,957	61,303,952
Non-current
Borrowings	10,314,800	10,663,266
Bank borrowings | Fair value
Current
Borrowings	49,659,094	57,209,155
Non-current
Borrowings	$ 8,698,322	$ 10,374,646